Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

August 31, 2017

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance NextShares Trust II (the “Registrant”)

on behalf of Eaton Vance Floating-Rate NextShares (formerly Eaton Vance Floating-Rate & High Income NextShares)(the “Fund”)

Post-Effective Amendment No. 4 (1933 Act File No. 333-197734)

Amendment No. 9 (1940 Act File No. 811-22983) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on November 1, 2017.

The Amendment is being filed for the purpose of reflecting a name change, a change with respect to the 80% policy, certain investment strategies for the Fund and a change in the investment advisory fee and breakpoint schedule, including an increase of the fee at the first break point.  The prospectus and SAI have been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Pre-Effective Amendment No. 5 filed with the SEC on December 10, 2015 (Accession No. 0000940394-15-001509). The Fund has substantially similar invest objective, principal investment strategies and risks as Eaton Vance Floating-Rate Fund which was filed with the SEC on May 12, 2016 (Accession No. 0000940394-16-002538).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Securities and Exchange Commission

August 31, 2017

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8655 or fax (617) 672-1655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President